Trade and other payables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other payables
20
. Trade and other payables

	2019 $m	2018 Restated $m
Current

Trade payables	90	132

Other tax and social security payable	42	44

Other payables	97	94

Contingent purchase consideration	1	7

Accruals	338	339

	568	616

Non-current

Other payables	3	1

Deferred purchase consideration	23	22

Contingent purchase consideration	90	102

	116	125

Deferred purchase consideration relates to the acquisition of Regent and contingent purchase consideration relates to the acquisitions of Regent, the UK portfolio and Six Senses (see note 25).